Nature of Operations (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
Nature of operations
Net loss	$ (355,738)	$ (880,972)
Working capital deficiency	(11,792,541)		$ (11,516,252)
Accumulated deficit	$ (105,489,837)		$ (104,678,533)